Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
									Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Gresham	Summary Compensation Table Total for Mr. Henry ($)(1)	Summary Compensation Table Total for Mr. Jacobs ($)(1)	Compensation Actually Paid to Mr. Gresham ($)(1)(2)	Compensation Actually Paid to Mr. Henry ($)(1)(2)	Compensation Actually Paid to Mr. Jacobs ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)(3)	S&P Composite 1500 Financials (Sector) Total Shareholder Return ($)(3)	Net Income (millions)	Adjusted EBITDA (millions)(4)
2022	3,198,433	3,264,484	—	(4,853,214)	(10,186,082)	—	816,292	(159,039)	67.90	118.59	64.2	238.7
2021	—	14,031,888	—	—	(5,692,483)	—	5,147,763	2,401,464	155.54	131.98	47.5	217.0
2020	—	15,806,857	2,218,967	—	51,313,985	2,143,464	4,959,171	5,354,598	239.48	98.09	23.1	205.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The following individuals are our other NEOs for each fiscal year:

Year	CEOs	Non-CEO NEOs
2022	George Gresham and Dan R. Henry	Jess Unruh, Teresa Watkins, Chris Ruppel, and Amit Parikh
2021	Dan R. Henry	George Gresham, Jess Unruh, Amit Parikh, Brandon Thompson, and Jason Bibelheimer
2020	Dan R. Henry and William I Jacobs	Jess Unruh, Jason Bibelheimer Kristina Lockwood, Daniel Eckert, and Kuan Archer

Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020			2021		2022
Adjustments	Mr. Henry $	Mr. Jacobs $	Average non-CEO NEOs $	Mr. Henry $	Average non-CEO NEOs $	Mr. Henry $	Mr. Gresham $	Average non-CEO NEOs $
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(14,379,962)	(1,561,217)	(4,023,043)	(12,427,594)	(4,527,438)	—	(1,999,987)	(278,111)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	49,887,090	350,201	1,927,834	8,101,457	3,477,530	—	1,640,218	150,507
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	1,050,285	2,374,200	1,262,930	72,800	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	170,426	(9,957,908)	(1,629,710)	—	(7,587,501)	(716,000)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	85,229	320,424	(6,703,255)	(139,482)	(6,914,657)	(104,377)	(131,727)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	(374,414)	—	—	(6,535,909)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	35,507,128	(75,503)	395,427	(19,724,371)	(2,746,300)	(13,450,566)	(8,051,647)	(975,330)

Non-PEO NEO Average Total Compensation Amount	$ 816,292	$ 5,147,763	$ 4,959,171
Non-PEO NEO Average Compensation Actually Paid Amount	$ (159,039)	2,401,464	5,354,598
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020			2021		2022
Adjustments	Mr. Henry $	Mr. Jacobs $	Average non-CEO NEOs $	Mr. Henry $	Average non-CEO NEOs $	Mr. Henry $	Mr. Gresham $	Average non-CEO NEOs $
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(14,379,962)	(1,561,217)	(4,023,043)	(12,427,594)	(4,527,438)	—	(1,999,987)	(278,111)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	49,887,090	350,201	1,927,834	8,101,457	3,477,530	—	1,640,218	150,507
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	1,050,285	2,374,200	1,262,930	72,800	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	170,426	(9,957,908)	(1,629,710)	—	(7,587,501)	(716,000)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	85,229	320,424	(6,703,255)	(139,482)	(6,914,657)	(104,377)	(131,727)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	(374,414)	—	—	(6,535,909)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	35,507,128	(75,503)	395,427	(19,724,371)	(2,746,300)	(13,450,566)	(8,051,647)	(975,330)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 67.90	155.54	239.48
Peer Group Total Shareholder Return Amount	118.59	131.98	98.09
Net Income (Loss)	$ 64,200,000	$ 47,500,000	$ 23,100,000
Company Selected Measure Amount	238,700,000	217,000,000.0	205,800,000
Additional 402(v) Disclosure [Text Block]	(3) TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Composite 1500 Financials (Sector) is the industry specific index we use in our Form 10-K.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	“Adjusted EBITDA” is a definition of non-GAAP adjusted EBITDA that is widely used by investors to measure a company’s operating performance without regard to items, such as non-operating net interest income and expense, income tax benefit and expense, depreciation and amortization, stock-based compensation and related employer payroll taxes, changes in the fair value of contingent consideration, transaction costs, impairment charges, severance costs related to extraordinary personnel reductions, certain legal settlement charges, earnings or losses from equity method investments, realized gains or losses on the sale of investment securities, gain or losses on loans held for sale, and other charges and income that can vary substantially from company to company depending upon their respective financing structures and accounting policies, the book values of their assets, their capital structures and the methods by which their assets were acquired. Appendix A to this Proxy Statement includes a reconciliation of such non-GAAP financial measures to the most directly comparable financial measures prepared in accordance with GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return.
Gresham [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,198,433
PEO Actually Paid Compensation Amount	$ (4,853,214)
PEO Name	Gresham
Henry [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,264,484	$ 14,031,888	$ 15,806,857
PEO Actually Paid Compensation Amount	$ (10,186,082)	$ (5,692,483)	51,313,985
PEO Name	Henry	Henry
Jacobs [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,218,967
PEO Actually Paid Compensation Amount			$ 2,143,464
PEO Name			Jacobs
PEO [Member] | Gresham [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,051,647)
PEO [Member] | Gresham [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,999,987)
PEO [Member] | Gresham [Member] | Equity Awards Granted During the Year, Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,640,218
PEO [Member] | Gresham [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Gresham [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(7,587,501)
PEO [Member] | Gresham [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(104,377)
PEO [Member] | Gresham [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Gresham [Member] | Equity Awards, Value of Dividends and Other Earnings Paid During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Henry [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,450,566)	$ (19,724,371)	$ 35,507,128
PEO [Member] | Henry [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(12,427,594)	(14,379,962)
PEO [Member] | Henry [Member] | Equity Awards Granted During the Year, Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	8,101,457	49,887,090
PEO [Member] | Henry [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	1,262,930	0
PEO [Member] | Henry [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(9,957,908)	0
PEO [Member] | Henry [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(6,914,657)	(6,703,255)	0
PEO [Member] | Henry [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(6,535,909)	0	0
PEO [Member] | Henry [Member] | Equity Awards, Value of Dividends and Other Earnings Paid During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Jacobs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(75,503)
PEO [Member] | Jacobs [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(1,561,217)
PEO [Member] | Jacobs [Member] | Equity Awards Granted During the Year, Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			350,201
PEO [Member] | Jacobs [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			1,050,285
PEO [Member] | Jacobs [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Jacobs [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			85,229
PEO [Member] | Jacobs [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
PEO [Member] | Jacobs [Member] | Equity Awards, Value of Dividends and Other Earnings Paid During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(975,330)	(2,746,300)	395,427
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(278,111)	(4,527,438)	(4,023,043)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	150,507	3,477,530	1,927,834
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	72,800	2,374,200
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(716,000)	(1,629,710)	170,426
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(131,727)	(139,482)	320,424
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	(374,414)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0